Stock based Compensation - 2019 Equity Incentive Plan (Details) - 2019 Equity Incentive Plan - shares	Apr. 16, 2019	Jun. 30, 2019
Stock-Based Compensation
Shares authorized (in shares)	2,400,000	1,408,728
Percentage of number of shares of common stock issued and outstanding	3.00%